Shareholders' Equity - Characteristics of BSPCE share warrants plans (Details)									12 Months Ended
	Dec. 15, 2023 EUR (€) item € / shares shares	May 25, 2023 EUR (€) item € / shares shares	Apr. 16, 2021 EUR (€) item € / shares shares	Mar. 09, 2020 EUR (€) item € / shares shares	Jun. 28, 2019 item € / shares shares	Dec. 14, 2018 EUR (€) item € / shares shares	May 29, 2017 EUR (€) item € / shares shares	Dec. 13, 2013 employee € / shares shares	Dec. 31, 2023 € / shares	Dec. 31, 2021 € / shares	Aug. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Jun. 26, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price											€ 3.18
BSPCE plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted										600,000
BSPCE 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted			600,000							600,000
Number of shares per instrument | shares			1
Subscription price			€ 0
BSPCE exercise price (€)			€ 11.74						€ 11.74	€ 11.74		€ 11.74
Expected volatility			64.00%
Average life (years)			5 years
Risk-free rate			0.60%
BSPCE 2021 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (€)			€ 5.4
BSPCE 2021 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (€)			€ 5.7
BSPCE 2013-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of beneficiaries | employee								3
Number of equity instruments granted								9,027
Number of shares per instrument | shares								100
Subscription price								€ 58.50
BSPCE exercise price (€)								0.585
Fair value at grant date (€)								€ 19
Expected volatility								35.00%
Average life (years)								5 years
Risk-free rate								1.13%
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | item							195,000
Number of shares per instrument | shares							1
Subscription price							€ 0.534
BSPCE exercise price (€)							€ 6.675
Expected volatility							40.00%
Fair value per AGA at grant date | €							€ 2.47
Risk-free rate							0.22%
BSA 2017 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting and holding period (year)							1 year
BSA 2017 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting and holding period (year)							2 years
BSA 2017 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting and holding period (year)							3 years
BSA - 2018 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | item						126,000
Number of shares per instrument | shares						1
BSPCE exercise price (€)						€ 6.067			6.07	6.07		6.07
Fair value per AGA at grant date | €						€ 1.98
BSA - 2018 plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting and holding period (year)						1 year
BSA - 2018 plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting and holding period (year)						3 years
BSA 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | item					10,000
Vesting and holding period (year)					1 year
Number of shares per instrument | shares					1
BSPCE exercise price (€)					€ 2.20				2.20	2.20		2.20
Fair value per AGA at grant date | €													€ 0.48
BSA 2019 bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | item				10,000
Vesting and holding period (year)				1 year
Number of shares per instrument | shares				1
BSPCE exercise price (€)				€ 3.68					3.68	3.68		3.68
Fair value per AGA at grant date | €				€ 0.90
BSA 2019 ter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | item				36,000
Number of shares per instrument | shares				1
BSPCE exercise price (€)				€ 3.68					€ 3.68	€ 3.68		€ 3.68
Fair value per AGA at grant date | €				€ 0.90
BSA 2019 ter | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting and holding period (year)				1 year
BSA 2019 ter | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting and holding period (year)				3 years
BSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | item			50,000
Vesting and holding period (year)			3 years
Number of shares per instrument | shares			1
BSPCE exercise price (€)			€ 11.74
BSA 2021 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per AGA at grant date | €			€ 3.0
BSA 2021 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per AGA at grant date | €			€ 3.2
BSA 2023 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted		10,000							10,000
Vesting and holding period (year)		2 years 10 months 24 days
Number of shares per instrument | shares		1
BSPCE exercise price (€)		€ 2.51							€ 2.51
Fair value per AGA at grant date | €		€ 1.89
BSA 2023-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted	20,000								20,000
Vesting and holding period (year)	2 years 3 months 18 days
Number of shares per instrument | shares	1
BSPCE exercise price (€)	€ 3.91								€ 3.91
Fair value per AGA at grant date | €	€ 2.67